Inst Adv Inst | Spartan 500 Index Fund
Fund Summary Fund/Class: Spartan® 500 Index Fund/Institutional, Fidelity Advantage® Institutional
Investment Objective
The fund seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Inst Adv Inst Spartan 500 Index Fund (USD $)	Institutional Class	Fidelity Advantage Institutional Class
Shareholder fees (fees paid directly from your investment)	none	none

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses Inst Adv Inst Spartan 500 Index Fund		Institutional Class	Fidelity Advantage Institutional Class
Management fee		0.03%	0.03%
Distribution and/or Service (12b-1) fees		none	none
Other expenses		0.03%	none
Total annual operating expenses		0.05%	0.03%
Fee waiver and/or expense reimbursement	[1]	0.01%	0.01%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.04%	0.02%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.04% and 0.02%, respectively. These arrangements will remain in effect through April 30, 2013.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example Inst Adv Inst Spartan 500 Index Fund (USD $)	Institutional Class	Fidelity Advantage Institutional Class
1 year	4	2
3 years	15	8
5 years	27	14
10 years	63	32

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in common stocks included in the S&P 500® Index, which broadly represents the performance of common stocks publicly traded in the United States.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Performance history will be available for Institutional Class and Fidelity Advantage Institutional Class after Institutional Class and Fidelity Advantage Institutional Class have been in operation for one calendar year.

Year-by-Year Returns Calendar Years

[1]	The returns shown above are for Fidelity Advantage Class, a class of shares of the fund that is not offered through this prospectus. Institutional Class and Fidelity Advantage Institutional Class would have substantially similar annual returns to Fidelity Advantage Class because the classes are invested in the same portfolio of securities. Institutional Class's and Fidelity Advantage Institutional Class's returns would differ from Fidelity Advantage Class's returns to the extent that the classes do not have the same expenses.

During the periods shown in the chart for Fidelity Advantage Class:	Returns	Quarter ended
Highest Quarter Return	15.96%	June 30, 2009
Lowest Quarter Return	-21.96%	December 31, 2008
Year-to-Date Return	12.59%	March 31, 2012

Average Annual Returns For the periods ended December 31, 2011
Average Annual Total Returns Inst Adv Inst Spartan 500 Index Fund		Past 1 year	Past 5 years	Life of class		Inception Date
Fidelity Advantage Class	[1]	2.06%	(0.27%)	3.07%	[2]	Oct 14, 2005
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)		2.11%	(0.25%)	3.09%	[2]	Oct 14, 2005
[1]	The returns shown above are for Fidelity Advantage Class, a class of shares of the fund that is not offered through this prospectus. Institutional Class and Fidelity Advantage Institutional Class would have substantially similar annual returns to Fidelity Advantage Class because the classes are invested in the same portfolio of securities. Institutional Class's and Fidelity Advantage Institutional Class's returns would differ from Fidelity Advantage Class's returns to the extent that the classes do not have the same expenses.
[2]	From October 14, 2005.

Inv Adv | Spartan 500 Index Fund
Fund Summary Fund/Class: Spartan® 500 Index Fund/Investor, Fidelity Advantage®
Investment Objective
The fund seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees Inv Adv Spartan 500 Index Fund (USD $)	Investor Class	Fidelity Advantage Class
Annual index fund fee (for fund balances under $10,000)	10	10

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Class Operating Expenses Inv Adv Spartan 500 Index Fund		Investor Class	Fidelity Advantage Class
Management fee		0.03%	0.03%
Distribution and/or Service (12b-1) fees		none	none
Other expenses		0.08%	0.05%
Total annual operating expenses		0.10%	0.07%
Fee waiver and/or expense reimbursement	[1]	0.01%	0.01%
Total annual operating expenses after fee waiver and/or expense reimbursement		0.10%	0.06%
[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.095% and 0.06%, respectively. These arrangements will remain in effect through April 30, 2013.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Expense Example Inv Adv Spartan 500 Index Fund (USD $)	Investor Class	Fidelity Advantage Class
1 year	10	6
3 years	32	22
5 years	56	39
10 years	128	89

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 5% of the average value of its portfolio.
Principal Investment Strategies
  Normally investing at least 80% of assets in common stocks included in the S&P 500® Index, which broadly represents the performance of common stocks publicly traded in the United States.
  Lending securities to earn income for the fund.

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Year-by-Year Returns Calendar Years

During the periods shown in the chart for Investor Class:	Returns	Quarter ended
Highest Quarter Return	15.95%	June 30, 2009
Lowest Quarter Return	-21.95%	December 31, 2008
Year-to-Date Return	12.56%	March 31, 2012

Average Annual Returns
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Investor Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Average Annual Total Returns Inv Adv Spartan 500 Index Fund	Past 1 year	Past 5 years	Past 10 years	Life of class		Inception Date
Return Before Taxes Investor Class	2.03%	(0.30%)	2.84%
Return Before Taxes Fidelity Advantage Class	2.06%	(0.27%)		3.07%	[1]	Oct 14, 2005
Return After Taxes on Distributions Investor Class	1.73%	(0.61%)	2.51%
Return After Taxes on Distributions and Sale of Fund Shares Investor Class	1.72%	(0.28%)	2.38%
S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%
[1]	From October 14, 2005.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Feb 28, 2012
Registrant Name	dei_EntityRegistrantName	FIDELITY CONCORD STREET TRUST
Central Index Key	dei_EntityCentralIndexKey	0000819118
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 28, 2012
Prospectus Date	rr_ProspectusDate	Apr 28, 2012
Inst Adv Inst | Spartan 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Spartan® 500 Index Fund/Institutional, Fidelity Advantage® Institutional
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States.
Fee Table	fcst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fcst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in common stocks included in the S&P 500® Index, which broadly represents the performance of common stocks publicly traded in the United States.
  Lending securities to earn income for the fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fcst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance is not an indication of future performance.

Visit www.401k.com and log in for updated return information.

Performance history will be available for Institutional Class and Fidelity Advantage Institutional Class after Institutional Class and Fidelity Advantage Institutional Class have been in operation for one calendar year.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.401k.com and log in for updated return information
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Fidelity Advantage Class:	Returns	Quarter ended
Highest Quarter Return	15.96%	June 30, 2009
Lowest Quarter Return	-21.96%	December 31, 2008
Year-to-Date Return	12.59%	March 31, 2012

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus	The returns shown above are for Fidelity Advantage Class, a class of shares of the fund that is not offered through this prospectus. Institutional Class and Fidelity Advantage Institutional Class would have substantially similar annual returns to Fidelity Advantage Class because the classes are invested in the same portfolio of securities. Institutional Class's and Fidelity Advantage Institutional Class's returns would differ from Fidelity Advantage Class's returns to the extent that the classes do not have the same expenses.
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns For the periods ended December 31, 2011
Inst Adv Inst | Spartan 500 Index Fund | Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.03%
Total annual operating expenses	rr_ExpensesOverAssets	0.05%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.04%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	4
3 years	rr_ExpenseExampleYear03	15
5 years	rr_ExpenseExampleYear05	27
10 years	rr_ExpenseExampleYear10	63
Performance	fcst_FundPastPerformanceAbstract
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for Institutional Class and Fidelity Advantage Institutional Class after Institutional Class and Fidelity Advantage Institutional Class have been in operation for one calendar year.
Inst Adv Inst | Spartan 500 Index Fund | Fidelity Advantage Institutional Class
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	none
Total annual operating expenses	rr_ExpensesOverAssets	0.03%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.02%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	2
3 years	rr_ExpenseExampleYear03	8
5 years	rr_ExpenseExampleYear05	14
10 years	rr_ExpenseExampleYear10	32
Performance	fcst_FundPastPerformanceAbstract
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance history will be available for Institutional Class and Fidelity Advantage Institutional Class after Institutional Class and Fidelity Advantage Institutional Class have been in operation for one calendar year.
Inst Adv Inst | Spartan 500 Index Fund | Fidelity Advantage Class
Annual Total Returns	rr_BarChartTableAbstract
2006	rr_AnnualReturn2006	15.75%	[2]
2007	rr_AnnualReturn2007	5.46%	[2]
2008	rr_AnnualReturn2008	(37.01%)	[2]
2009	rr_AnnualReturn2009	26.55%	[2]
2010	rr_AnnualReturn2010	15.01%	[2]
2011	rr_AnnualReturn2011	2.06%	[2]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.96%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.96%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.59%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Spartan 500 Index Fund - Fidelity Advantage Class
Past 1 year	rr_AverageAnnualReturnYear01	2.06%	[2]
Past 5 years	rr_AverageAnnualReturnYear05	(0.27%)	[2]
Life of class	rr_AverageAnnualReturnSinceInception	3.07%	[2],[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 14, 2005	[2]
Inst Adv Inst | Spartan 500 Index Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Life of class	rr_AverageAnnualReturnSinceInception	3.09%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 14, 2005
Inv Adv | Spartan 500 Index Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary Fund/Class: Spartan® 500 Index Fund/Investor, Fidelity Advantage®
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide investment results that correspond to the total return (i.e., the combination of capital changes and income) performance of common stocks publicly traded in the United States.
Fee Table	fcst_FundFeesAndExpensesAbstract
Expense [Heading]	rr_ExpenseHeading	Fee Table
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Annual class operating expenses	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2013
Expense Example	rr_ExpenseExampleAbstract
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Portfolio Turnover	fcst_PortfolioTurnoverAltAbstract
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 5% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	5.00%
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
  Normally investing at least 80% of assets in common stocks included in the S&P 500® Index, which broadly represents the performance of common stocks publicly traded in the United States.
  Lending securities to earn income for the fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the fund.
Performance	fcst_FundPastPerformanceAbstract
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Information about the Index section of the prospectus. Past performance (before and after taxes) is not an indication of future performance.

Visit www.fidelity.com for updated return information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.fidelity.com
Annual Total Returns	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Returns Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the periods shown in the chart for Investor Class:	Returns	Quarter ended
Highest Quarter Return	15.95%	June 30, 2009
Lowest Quarter Return	-21.95%	December 31, 2008
Year-to-Date Return	12.56%	March 31, 2012

Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Returns
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Investor Class are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
For the periods ended
December 31, 2011

Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for Investor Class are shown in the table below and after-tax returns for other classes will vary.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.
Inv Adv | Spartan 500 Index Fund | Investor Class
Shareholder fees	rr_ShareholderFeesAbstract
Annual index fund fee (for fund balances under $10,000)	rr_MaximumAccountFee	10
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual operating expenses	rr_ExpensesOverAssets	0.10%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.10%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	10
3 years	rr_ExpenseExampleYear03	32
5 years	rr_ExpenseExampleYear05	56
10 years	rr_ExpenseExampleYear10	128
Annual Total Returns	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(22.21%)
2003	rr_AnnualReturn2003	28.50%
2004	rr_AnnualReturn2004	10.73%
2005	rr_AnnualReturn2005	4.85%
2006	rr_AnnualReturn2006	15.72%
2007	rr_AnnualReturn2007	5.43%
2008	rr_AnnualReturn2008	(37.03%)
2009	rr_AnnualReturn2009	26.51%
2010	rr_AnnualReturn2010	14.98%
2011	rr_AnnualReturn2011	2.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter Return
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.95%
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter Return
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.95%)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date Return
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	12.56%
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2012
Inv Adv | Spartan 500 Index Fund | Fidelity Advantage Class
Shareholder fees	rr_ShareholderFeesAbstract
Annual index fund fee (for fund balances under $10,000)	rr_MaximumAccountFee	10
Annual class operating expenses	rr_OperatingExpensesAbstract
Management fee	rr_ManagementFeesOverAssets	0.03%
Distribution and/or Service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Total annual operating expenses	rr_ExpensesOverAssets	0.07%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%	[4]
Total annual operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.06%
Expense Example	rr_ExpenseExampleAbstract
1 year	rr_ExpenseExampleYear01	6
3 years	rr_ExpenseExampleYear03	22
5 years	rr_ExpenseExampleYear05	39
10 years	rr_ExpenseExampleYear10	89
Inv Adv | Spartan 500 Index Fund | Return Before Taxes | Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Class - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	2.03%
Past 5 years	rr_AverageAnnualReturnYear05	(0.30%)
Past 10 years	rr_AverageAnnualReturnYear10	2.84%
Inv Adv | Spartan 500 Index Fund | Return Before Taxes | Fidelity Advantage Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Fidelity Advantage Class - Return Before Taxes
Past 1 year	rr_AverageAnnualReturnYear01	2.06%
Past 5 years	rr_AverageAnnualReturnYear05	(0.27%)
Life of class	rr_AverageAnnualReturnSinceInception	3.07%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 14, 2005
Inv Adv | Spartan 500 Index Fund | Return After Taxes on Distributions | Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Class - Return After Taxes on Distributions
Past 1 year	rr_AverageAnnualReturnYear01	1.73%
Past 5 years	rr_AverageAnnualReturnYear05	(0.61%)
Past 10 years	rr_AverageAnnualReturnYear10	2.51%
Inv Adv | Spartan 500 Index Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	Investor Class - Return After Taxes on Distributions and Sale of Fund Shares
Past 1 year	rr_AverageAnnualReturnYear01	1.72%
Past 5 years	rr_AverageAnnualReturnYear05	(0.28%)
Past 10 years	rr_AverageAnnualReturnYear10	2.38%
Inv Adv | Spartan 500 Index Fund | S&P 500�� Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Total Returns	rr_AverageAnnualReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500® Index
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Past 1 year	rr_AverageAnnualReturnYear01	2.11%
Past 5 years	rr_AverageAnnualReturnYear05	(0.25%)
Past 10 years	rr_AverageAnnualReturnYear10	2.92%

[1]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Institutional Class and Fidelity Advantage Institutional Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.04% and 0.02%, respectively. These arrangements will remain in effect through April 30, 2013.
[2]	The returns shown above are for Fidelity Advantage Class, a class of shares of the fund that is not offered through this prospectus. Institutional Class and Fidelity Advantage Institutional Class would have substantially similar annual returns to Fidelity Advantage Class because the classes are invested in the same portfolio of securities. Institutional Class's and Fidelity Advantage Institutional Class's returns would differ from Fidelity Advantage Class's returns to the extent that the classes do not have the same expenses.
[3]	From October 14, 2005.
[4]	Fidelity Management & Research Company (FMR) has contractually agreed to reimburse Investor Class and Fidelity Advantage Class of the fund to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of their respective average net assets, exceed 0.095% and 0.06%, respectively. These arrangements will remain in effect through April 30, 2013.